Related party transactions (Tables)	3 Months Ended
Mar. 31, 2026
Related party transactions [abstract]
Schedule of key management personnel compensation

Key management personnel compensation during the three months ended March 31, 2026, and 2025, is comprised of:

	2026	2025
	$	$
Salaries, benefits, bonuses and consulting fees	217,665	208,132
Share-based payments	761,025	1,316,483
	978,690	1,524,615